STRIVE NATURAL RESOURCES AND SECURITY ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.6%
Consumer Staples - 1.1%
Agricultural Products & Services - 1.1%
Darling Ingredients, Inc. (a)	8,595	$531,600
Ingredion, Inc.	3,465	390,367
Total Consumer Staples		921,967

Energy - 29.5% (b)
Coal & Consumable Fuels - 6.5%
Cameco Corp.	33,605	3,654,493
Centrus Energy Corp. - Class A (a)	1,290	223,931
Energy Fuels, Inc. (a)	17,893	328,122
NexGen Energy Ltd. (a)	48,147	558,617
Uranium Energy Corp. (a)	36,708	495,558
		5,260,721
Integrated Oil & Gas - 14.5%
Chevron Corp.	18,746	3,878,548
Exxon Mobil Corp.	41,849	7,100,101
Suncor Energy, Inc.	11,891	786,493
		11,765,142
Oil & Gas Equipment & Services - 1.0%
SLB Ltd.	14,858	763,553

Oil & Gas Exploration & Production - 4.2%
Canadian Natural Resources Ltd.	20,258	988,216
ConocoPhillips	12,292	1,622,544
EOG Resources, Inc.	5,387	778,799
		3,389,559
Oil & Gas Storage & Transportation - 3.3%
Enbridge, Inc.	21,530	1,167,118
TC Energy Corp.	10,362	648,863
Williams Cos., Inc.	12,107	881,147
		2,697,128
Total Energy		23,876,103

Industrials - 31.6% (b)
Aerospace & Defense - 20.3%
Boeing Co. (a)	9,238	1,838,639
BWX Technologies, Inc.	7,042	1,440,018
General Dynamics Corp.	2,804	962,389
General Electric Co.	11,996	3,404,105
Howmet Aerospace, Inc.	4,692	1,081,318
L3Harris Technologies, Inc.	2,204	760,711
Lockheed Martin Corp.	2,730	1,649,985

STRIVE NATURAL RESOURCES AND SECURITY ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
Northrop Grumman Corp.	1,676	$1,143,434
Rocket Lab Corp. (a)	6,245	401,054
RTX Corp.	15,826	3,052,835
TransDigm Group, Inc.	658	762,596
		16,497,084
Agricultural & Farm Machinery - 11.3%
AGCO Corp.	3,403	394,306
CNH Industrial NV	43,755	481,305
Deere & Co.	13,807	7,777,483
Toro Co.	5,352	500,091
		9,153,185
Total Industrials		25,650,269

Information Technology - 0.4%
Electronic Equipment & Instruments - 0.4%
Mirion Technologies, Inc. (a)	18,498	343,878

Materials - 26.7% (b)
Copper - 2.6%
Freeport-McMoRan, Inc.	36,600	2,151,348

Diversified Metals & Mining - 0.8%
Teck Resources Ltd. - Class A	45	2,321
Teck Resources Ltd. - Class B	12,240	634,393
		636,714
Fertilizers & Agricultural Chemicals - 8.2%
CF Industries Holdings, Inc.	8,501	1,103,770
Corteva, Inc.	37,418	3,132,261
Mosaic Co.	17,415	444,082
Nutrien Ltd.	26,549	2,004,105
		6,684,218
Gold - 15.1%
Agnico Eagle Mines Ltd.	12,861	2,610,568
Barrick Mining Corp.	42,865	1,751,761
Franco-Nevada Corp.	4,911	1,216,012
Kinross Gold Corp.	30,805	941,799
Newmont Corp.	27,955	3,026,129
Pan American Silver Corp.	10,810	591,360
Royal Gold, Inc.	2,157	548,935
Wheaton Precious Metals Corp.	11,632	1,526,851
		12,213,415
Total Materials		21,685,695

STRIVE NATURAL RESOURCES AND SECURITY ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
Utilities - 10.3%
Electric Utilities - 8.9%
Constellation Energy Corp.	24,091	$6,727,412
Oklo, Inc. (a)	10,039	497,834
		7,225,246
Independent Power Producers & Energy Traders - 1.4%
Talen Energy Corp. (a)	3,516	1,122,412
Total Utilities		8,347,658
TOTAL COMMON STOCKS (Cost $63,540,097)		80,825,570

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.4%
First American Government Obligations Fund - Class X, 3.58% (c)	295,073	295,073
TOTAL MONEY MARKET FUNDS (Cost $295,073)		295,073

TOTAL INVESTMENTS - 100.0% (Cost $63,835,170)		$81,120,643
Liabilities in Excess of Other Assets - (0.0)% (d)		(14,362)
TOTAL NET ASSETS - 100.0%		$81,106,281

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	The rate shown represents the 7-day annualized yield as of March 31, 2026.
(d)	Represents less than 0.05% of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

STRIVE NATURAL RESOURCES AND SECURITY ETF

Summary of Fair Value Disclosure as of March 31, 2026 (Unaudited)

Strive Natural Resources and Security ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2026:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments:
Common Stocks	$80,825,570	$—	$—	$80,825,570
Money Market Funds	295,073	—	—	295,073
Total Investments	$81,120,643	$—	$—	$81,120,643

Refer to the Schedule of Investments for further disaggregation of investment categories.
During the fiscal period ended March 31, 2026, the Strive Natural Resources and Security ETF did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.